Income Taxes	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
INCOME TAXES

NOTE 17 - INCOME TAXES

A. The tax rates applicable to Company’s income

(1)	In the reporting periods, the income of the Company and its consolidated company SOS are subject to corporate tax at the rate of 23% in Israel.

(2)	The income of the consolidated company Silynx - a company incorporated in Delaware USA - is subject to state tax of 8.84%, that reflects Silynx’s activity in California, and to federal tax of 21%.

B. Tax assessments

The Company has not yet been issued with final tax assessments since incorporation, including due to the end of limitation periods.

C. Carryforward tax losses

As of the reporting date, SOS has business losses carried forward for tax purposes at the total amount of $9,266 approximately. The company did not recognize deferred tax assets in respect of the aforesaid losses, since it is not expected that they will be utilized in the foreseeable future.

D. Tax reconciliation

	For the year ended December 31,
	2025	2024	2023

Lost before taxation	(3,058)	(2,346)	(2,818)
Theoretical tax credit at applicable statutory rate: 23%	(703)	(540)	(648)
Temporary differences and tax losses for which no deferred tax assets are recognized	156	(1,120)	(3,575)
Non-allowable expenses	541	1,659	4,222
Tax on income	6	1	1